PIMCO Funds

Supplement Dated December 13, 2011 to the
Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D
Prospectus (dated July 31, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

(PIMCO Real Return Asset Fund)
Effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Asset Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Fund normally varies within four years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. Treasury Inflation Notes 10+ Years Index, as calculated by PIMCO, which as of October 31, 2011, as converted, was 11.53 years.

(PIMCO StocksPLUS® Long Duration Fund)

In addition, effective immediately, the eighth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO StocksPLUS® Long Duration Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long-Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.